EXPLANATORY NOTE
Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated November 24, 2015, for the Class A, Class C, Institutional Class, and Class R6 of Neuberger Berman Absolute Return Multi-Manager Fund, a series of Neuberger Berman Alternative Funds, and for the Class A, Class C, and Institutional Class of Neuberger Berman Long Short Multi-Manager Fund, a series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on November 24, 2015 (Accession No. 0000898432-15-001387).